Long Term Debt - Additional Information (Details)	1 Months Ended		9 Months Ended
	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)
Debt Instrument [Line Items]
Repayment of long-term debt, amount prepaid			$ 282,408,000
Repayment of long-term debt, principle payments			43,844,000
Proceeds from long-term debt			$ 128,800,000	$ 78,400,000
Number of vessels provided as collateral, credit facility | vessel			6
Number of vessels debt free | vessel			1
Fair value of debt outstanding			$ 421,867,000
Borrowing capacity outstanding			88,900,000
Shikokuepta
Debt Instrument [Line Items]
Line of credit facility	$ 24,000,000
Sale and leaseback, lease term	10 years
Sale and leaseback, purchase obligation, period	10 years
Sale and leaseback, repurchase period	3 years
Line of credit
Debt Instrument [Line Items]
Proceeds from long-term debt		$ 64,300,000
Line of credit facility		$ 70,000,000	$ 60,000,000
Long-term debt, tenor		5 years	5 years
Number of vessels provided as collateral, credit facility | vessel			5
Number of vessels debt free | vessel		1
Line of credit | Secured debt
Debt Instrument [Line Items]
Line of credit facility		$ 30,000,000	$ 30,000,000
Long-term debt, tenor			5 years
Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Line of credit facility		$ 40,000,000	$ 30,000,000